Events Occurring After the Balance Sheet Date	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Balance Sheet Date

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 15 Events occurring after the balance sheet date

Since the end of the half-year period, the Group have issued 401,984 performance rights and issued 324,590 ordinary shares on the vesting of performance rights to non-KMP employees.

No other matters or circumstances have arisen since June 30, 2023 that have significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group in future financial years.